Unaudited Condensed Consolidated Statement of Profit or Loss and Other Comprehensive Income - GBP (£) £ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Profit or loss [abstract]
Revenue	£ 6,975	£ 5,283
Cost of Sales	(5,624)	(3,887)
Gross profit	1,351	1,396
Research and development expenses	(23,392)	(4,211)
General administrative expenses	(7,819)	(3,285)
Foreign exchange gains/(losses)	9,673	(126)
Other income	1,433	443
Operating loss	(18,754)	(5,783)
Finance income	73	2
Finance expenses	(55)	(30)
Share of loss of joint venture	(293)	(375)
Loss before taxation	(19,029)	(6,186)
Income tax benefit	3,537	717
Loss for the period	(15,492)	(5,469)
Items that may be reclassified to profit or loss
Foreign currency gain/(loss) on translation of foreign operations	517	(13)
Total other comprehensive income/(loss) for the period, net of tax	517	(13)
Total comprehensive loss for the period	£ (14,975)	£ (5,482)
Basic loss per share (GBP per share)	£ (0.31)	£ (0.18)
Diluted loss per share (GBP per share)	£ (0.31)	£ (0.18)